Expenses	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Expenses
NOTE 5. EXPENSES

	Consolidated
	June 30, 2022	June 30, 2021	June 30, 2020
	$	$	$
Breakdown of expenses by nature

Research and development*	25,337,538	12,020,714	15,572,040
Employee benefits expenses	4,966,304	3,856,038	3,903,194
Amortisation of Intellectual property	1,814,199	1,866,067	1,930,376
Employee share-based payment expenses	1,486,841	1,702,159	1,724,282
Intellectual property management	814,133	759,041	2,386,424
Auditor’s remuneration	561,485	289,202	282,580
Depreciation	249,276	204,049	149,263
Other administrative expenses	3,321,923	2,821,615	2,863,141

Total Research & Development and Corporate & administrative expenses	38,551,699	23,518,885	28,811,300

*	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.